Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Trading assets and liabilities
Schedule of trading assets and liabilities

	30 June	31 December
	2022	2021
Assets	£m	£m
Loans
Reverse repos	25,893	20,742
Collateral given	14,378	12,047
Other loans	1,093	1,414
Total loans	41,364	34,203
Securities
Central and local government
- UK	7,075	6,919
- US	3,840	3,329
- other	9,364	10,929
Financial institutions and corporate	3,961	3,778
Total securities	24,240	24,955
Total	65,604	59,158

Liabilities
Deposits
Repos	29,406	19,389
Collateral received	18,276	17,718
Other deposits	1,099	1,553
Total deposits	48,781	38,660
Debt securities in issue	803	974
Short positions	24,761	24,964
Total	74,345	64,598